The Gabelli Dividend Growth Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.7%
	Aerospace — 0.2%
2,000	Arconic Inc.	$52,000

	Agriculture — 0.4%
3,136	Corteva Inc.	87,808

	Automotive: Parts and Accessories — 1.6%
4,000	Aptiv plc.	349,680

	Broadcasting — 2.0%
4,000	CBS Corp., Cl. A, Voting	173,400
7,000	CBS Corp., Cl. B, Non-Voting	282,590

		455,990

	Business Services — 2.5%
8,000	Macquarie Infrastructure Corp.	315,760
1,500	Visa Inc., Cl. A	258,015

		573,775

	Cable and Satellite — 1.1%
7,000	DISH Network Corp., Cl. A†	238,490

	Computer Software and Services — 10.0%
440	Alphabet Inc., Cl. C†	536,360
1,700	Apple Inc.	380,749
21,000	Hewlett Packard Enterprise Co.	318,570
4,500	Microsoft Corp.	625,635
900	Palo Alto Networks Inc.†	183,447
1,800	Take-Two Interactive Software Inc.†	225,612

		2,270,373

	Consumer Products — 1.3%
2,000	Kimberly-Clark Corp.	284,100

	Diversified Industrial — 10.4%
2,000	Acuity Brands Inc.	269,580
38,000	General Electric Co.	339,720
5,800	Honeywell International Inc.	981,360
12,000	Textron Inc.	587,520
2,400	Wabtec Corp.	172,464

		2,350,644

	Electronics — 0.7%
2,500	Sony Corp., ADR	147,825

	Energy — 5.1%
2,100	Chevron Corp.	249,060
8,300	National Fuel Gas Co.	389,436
5,000	Phillips 66	512,000

		1,150,496

	Energy Services — 0.8%
5,000	Schlumberger Ltd.	170,850

	Financial Services — 19.6%
5,500	American Express Co.	650,540
5,500	American International Group Inc.	306,350
12,000	Bank of America Corp.	350,040
12,000	Citigroup Inc.	828,960
7,000	JPMorgan Chase & Co.	823,830
9,500	Legg Mason Inc.	362,805

Shares		Market Value
8,000	Morgan Stanley	$341,360
2,000	PayPal Holdings Inc.†	207,180
5,000	State Street Corp.	295,950
1,400	Willis Towers Watson plc	270,158

		4,437,173

	Food and Beverage — 11.5%
10,000	Conagra Brands Inc.	306,800
2,400	Diageo plc, ADR	392,448
10,000	Molson Coors Brewing Co., Cl. B	575,000
18,000	Mondelēz International Inc., Cl. A	995,760
15,000	The Hain Celestial Group Inc.†	322,125

		2,592,133

	Health Care — 16.0%
6,000	Bristol-Myers Squibb Co.	304,260
6,500	Gilead Sciences Inc.	411,970
2,800	Medtronic plc	304,136
17,700	Merck & Co. Inc.	1,489,986
11,000	Patterson Cos. Inc.	196,020
15,000	Pfizer Inc.	538,950
3,000	Zoetis Inc.	373,770

		3,619,092

	Hotels and Gaming — 3.4%
28,000	MGM Resorts International	776,160

	Metals and Mining — 1.9%
11,500	Newmont Goldcorp Corp.	436,080

	Retail — 2.1%
14,000	Macy’s Inc.	217,560
3,000	Starbucks Corp.	265,260

		482,820

	Semiconductors — 1.1%
2,300	NXP Semiconductors NV	250,976

	Specialty Chemicals — 4.3%
3,137	Dow Inc.	149,478
8,136	DuPont de Nemours Inc.	580,178
2,000	International Flavors & Fragrances Inc.	245,380

		975,036

	Telecommunications — 1.7%
5,000	T-Mobile US Inc.†	393,850

	TOTAL COMMON STOCKS	22,095,351

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$ 530,000	U.S. Treasury Bill, 1.904%††, 12/19/19	527,999

	TOTAL INVESTMENTS — 100.0%
	(Cost $18,318,802)	$22,623,350

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

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